Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	¥ 459,958	$ 64,116	¥ 489,788
Received during the year	182,232	25,402	145,330
Grant disbursed to partner of joint project	(25,450)	(3,547)	(16,423)
Released to consolidated statement of profit or loss	(121,893)	(16,991)	(59,818)
Reclassification to other payables	0	0	(98,919)
Ending balance	494,847	$ 68,980	459,958
Current (Note 22)	0		8,064	$ 0
Non-current	¥ 494,847		¥ 451,894	$ 68,980